Information: Condensed Financial Statements Of The Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet
BALANCE SHEETS

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(g))
ASSETS
Current assets:
Cash and cash equivalents	200,108,273	194,729,331	30,557,281
Prepayments and other current assets	89,853	—	—
Amounts due from subsidiaries and VIEs	—	644,607	101,153

Total current assets	200,198,126	195,373,938	30,658,434

Non-current assets:
Investment in subsidiaries and VIEs	208,398,302	—	—

Total non-current assets	208,398,302	—	—

Total assets	408,596,428	195,373,938	30,658,434

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities and other current liabilities	—	244,166	38,314
Investment deficit in subsidiaries and VIEs	—	35,769,964	5,613,088
Amounts due to subsidiaries and VIEs	41,127,502	40,296,870	6,323,458

Total current liabilities	41,127,502	76,311,000	11,974,860

Total liabilities	41,127,502	76,311,000	11,974,860

Shareholders’ equity:
Ordinary shares (USD$0.0001 par value; 500,000,000 and 500,000,000 shares authorized, 66,667,000 and 66,667,000 shares issued and outstanding as of December 31, 2020 and 2021, respectively)	45,198	45,198	7,093
Additional paid-in capital	181,849,003	181,849,003	28,536,077
Statutory reserves	58,217,195	59,971,836	9,410,890
Accumulated other comprehensive loss	(7,956,640)	(12,542,667)	(1,968,218)
Retained earnings/(Accumulated deficit)	135,314,170	(110,260,432)	(17,302,268)

Total shareholders’ equity	367,468,926	119,062,938	18,683,574

Total liabilities and shareholders’ equity	408,596,428	195,373,938	30,658,434

Condensed Statement of Comprehensive Income

STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2 (g))
Operating expenses
General and administrative expenses	—	(3,666,937)	(1,059,294)	(166,226)

Total operating expenses	—	(3,666,937)	(1,059,294)	(166,226)

Equity in profit/(loss) of subsidiaries and VIEs, net	47,236,997	37,252,021	(242,760,667)	(38,094,447)

Income/(loss) from subsidiaries and VIEs	47,236,997	37,252,021	(242,760,667)	(38,094,447)

Net income/(loss)	47,236,997	33,585,084	(243,819,961)	(38,260,673)

Net income/(loss) attributable to ordinary shareholders	47,236,997	33,585,084	(243,819,961)	(38,260,673)

Net income/(loss)
Other comprehensive loss, net of nil tax	—	(7,956,640)	(12,542,667)	(1,968,218)

Comprehensive income/(loss)	47,236,997	25,628,444	(256,362,628)	(40,228,891)

Condensed Cash Flow Statement
STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$ (Note 2 (g))
Cash flows used in operating activities	—	—	(2,290,367)	(359,409)

Cash flows used in investing activities	—	(653,250)	—	—

Cash flows provided by financing activities	—	208,718,163	—	—

Effect of exchange rate changes on cash	—	(7,956,640)	(3,088,575)	(484,665)

Net increase/(decrease) in cash and cash equivalents	—	200,108,273	(5,378,942)	(844,074)

Cash and cash equivalents, beginning of year	—	—	200,108,273	31,401,355

Cash and cash equivalents, end of year	—	200,108,273	194,729,331	30,557,281